Income Taxes (Difference Between Effective And Statutory Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Statutory tax rate	35.60%	37.98%	37.98%
Expenses not deductible for tax purposes	0.25%	0.15%	1.04%
Tax credits	(4.54%)	(1.40%)	(1.62%)
Net change in valuation allowance	1.26%	(0.36%)	0.95%
Effect of changes in the enacted tax rates	5.19%	1.45%	0.77%
Equity in earnings (losses) of affiliated companies	0.11%	(1.57%)	(0.63%)
Other	(0.62%)	1.34%	1.08%
Effective tax rate	37.25%	37.59%	39.57%